SUMMARY OF CONVERTIBLE NOTES (Details) - Convertible Notes Payable [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Beginning balance	$ 2,751,633	$ 26,065
Convertible notes issued - new securities		7,315,138
Issuance costs		(535,717)
Debt discount		(6,479,421)
Debt accretion	1,556,177	2,763,749
Debt extinguishment		(338,181)
Ending balance	$ 4,307,810	$ 2,751,633